Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of inventories	Inventories are stated at the lower of cost or market and consist of the following:

	December 31,
	2013	2012
Tubular goods and equipment	$5,631	$5,725
Crude oil	—	470
	$5,631	$6,195

Schedule of other accrued liabilities
Other accrued liabilities consist of the following:

	December 31,
	2013	2012
Prepaid drilling liability	$16,491	$4,540
Interest payable	9,918	—
Lease operating expense payable	4,538	4,737
Current portion of asset retirement obligations	40	20
Other	3,763	1,352
	$34,750	$10,649